Cover	Apr. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2022
Entity File Number	001-40498
Entity Registrant Name	Century Therapeutics, Inc.
Entity Central Index Key	0001850119
Entity Tax Identification Number	84-2040295
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3675 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	267
Local Phone Number	817-5790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IPSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false